Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0000086312
Registrant Name	The Travelers Companies, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES